Shareholder Fees - Highland Socially Responsible Equity Fund	Jan. 31, 2021
Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Class C
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none
Class Y
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Exchange Fee (as a percentage of Amount Redeemed)	none

[1]

Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% contingent deferred sales charge (“CDSC”) if the shares are sold within one year of purchase.

[2]	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.